Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	22
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,410,368,510.87	55,385		55.9

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$293,400,000.00	1.30%		July 15, 2018
Class A-2a Notes	$233,100,000.00	1.49%		May 15, 2020
Class A-2b Notes	$233,100,000.00	2.55375%	*	May 15, 2020
Class A-3 Notes	$373,700,000.00	1.69%		November 15, 2021
Class A-4 Notes	$102,770,000.00	1.87%		September 15, 2022
Class B Notes	$39,030,000.00	2.15%		October 15, 2022
Class C Notes	$26,020,000.00	2.33%		December 15, 2023
Total	$1,301,120,000.00
		* One-month LIBOR + 0.07%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,248,898.63

Principal:
Principal Collections	$19,385,306.74
Prepayments in Full	$8,656,366.36
Liquidation Proceeds	$557,381.10
Recoveries	$131,985.27
Sub Total	$28,731,039.47
Collections	$29,979,938.10

Purchase Amounts:
Purchase Amounts Related to Principal	$402,037.05
Purchase Amounts Related to Interest	$1,873.88
Sub Total	$403,910.93

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,383,849.03

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	22
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$30,383,849.03
Servicing Fee	$538,226.94	$538,226.94	$0.00	$0.00	$29,845,622.09
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$29,845,622.09
Interest - Class A-2a Notes	$18,366.07	$18,366.07	$0.00	$0.00	$29,827,256.02
Interest - Class A-2b Notes	$32,527.36	$32,527.36	$0.00	$0.00	$29,794,728.66
Interest - Class A-3 Notes	$526,294.17	$526,294.17	$0.00	$0.00	$29,268,434.49
Interest - Class A-4 Notes	$160,149.92	$160,149.92	$0.00	$0.00	$29,108,284.57
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,108,284.57
Interest - Class B Notes	$69,928.75	$69,928.75	$0.00	$0.00	$29,038,355.82
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,038,355.82
Interest - Class C Notes	$50,522.17	$50,522.17	$0.00	$0.00	$28,987,833.65
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,987,833.65
Regular Principal Payment	$26,767,414.68	$26,767,414.68	$0.00	$0.00	$2,220,418.97
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,220,418.97
Residual Released to Depositor	$0.00	$2,220,418.97	$0.00	$0.00	$0.00
Total		$30,383,849.03

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$26,767,414.68
Total					$26,767,414.68
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$13,383,707.34	$57.42	$18,366.07	$0.08	$13,402,073.41	$57.50
Class A-2b Notes	$13,383,707.34	$57.42	$32,527.36	$0.14	$13,416,234.70	$57.56
Class A-3 Notes	$0.00	$0.00	$526,294.17	$1.41	$526,294.17	$1.41
Class A-4 Notes	$0.00	$0.00	$160,149.92	$1.56	$160,149.92	$1.56
Class B Notes	$0.00	$0.00	$69,928.75	$1.79	$69,928.75	$1.79
Class C Notes	$0.00	$0.00	$50,522.17	$1.94	$50,522.17	$1.94
Total	$26,767,414.68	$20.57	$857,788.44	$0.66	$27,625,203.12	$21.23

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	22

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$14,791,468.72	0.0634555	$1,407,761.38	0.0060393
Class A-2b Notes	$14,791,468.72	0.0634555	$1,407,761.38	0.0060393
Class A-3 Notes	$373,700,000.00	1.0000000	$373,700,000.00	1.0000000
Class A-4 Notes	$102,770,000.00	1.0000000	$102,770,000.00	1.0000000
Class B Notes	$39,030,000.00	1.0000000	$39,030,000.00	1.0000000
Class C Notes	$26,020,000.00	1.0000000	$26,020,000.00	1.0000000
Total	$571,102,937.44	0.4389318	$544,335,522.76	0.4183592

Pool Information
Weighted Average APR	2.476%	2.464%
Weighted Average Remaining Term	38.23	37.39
Number of Receivables Outstanding	37,046	36,260
Pool Balance	$645,872,330.39	$616,354,625.38
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$599,761,649.99	$572,551,469.73
Pool Factor	0.4579458	0.4370167

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,051,842.55
Yield Supplement Overcollateralization Amount	$43,803,155.65
Targeted Overcollateralization Amount	$72,019,102.62
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$72,019,102.62

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,051,842.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,051,842.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,051,842.55

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	22
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		96	$516,613.76
(Recoveries)		90	$131,985.27
Net Loss for Current Collection Period			$384,628.49
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7146%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3618%
Second Prior Collection Period			0.4945%
Prior Collection Period			0.7683%
Current Collection Period			0.7313%
Four Month Average (Current and Prior Three Collection Periods)			0.5890%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1982	$8,499,363.95
(Cumulative Recoveries)			$1,248,678.68
Cumulative Net Loss for All Collection Periods			$7,250,685.27
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5141%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,288.28
Average Net Loss for Receivables that have experienced a Realized Loss			$3,658.27

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.05%	316	$6,490,185.05
61-90 Days Delinquent	0.09%	26	$534,745.35
91-120 Days Delinquent	0.04%	10	$259,558.45
Over 120 Days Delinquent	0.05%	13	$338,253.41
Total Delinquent Receivables	1.24%	365	$7,622,742.26

Repossession Inventory:
Repossessed in the Current Collection Period		19	$370,223.41
Total Repossessed Inventory		33	$656,658.21

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1804%
Prior Collection Period			0.1755%
Current Collection Period			0.1351%
Three Month Average			0.1637%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1838%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	22

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer